Shareholders' Equity - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Repurchase of common stock	$ 250	$ 1,616
Redemption of preferred stock		(1,415)
Common Stock
Class of Stock [Line Items]
Repurchase of common stock	$ 26	$ 138
Repurchase of common stock (in shares)	5,108,000	27,609,000
Series F
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares		18,000
Redemption of preferred stock		$ 450
Series G
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares		20,000
Redemption of preferred stock		$ 500
Series H
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares		18,600
Redemption of preferred stock		$ 465
Series B
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares		1,000
Redemption of preferred stock		$ 100